Debt (Tables)	12 Months Ended
Dec. 31, 2013
Combined Schedule of Current and Noncurrent Debt and Capital Lease Obligations

Changes to debt during 2013 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2013	$4,369	$47,618	$51,987
Proceeds from long-term borrowings	–	49,166	49,166
Repayments of long-term borrowings and capital leases obligations	(3,943)	(4,220)	(8,163)
Decrease in short-term obligations, excluding current maturities	(142)	–	(142)
Reclassifications of long-term debt	3,328	(3,328)	–
Other	321	422	743

Balance at December 31, 2013	$3,933	$89,658	$93,591

Debt Maturing within One Year

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2013	2012
Long-term debt maturing within one year	$3,486	$3,869
Commercial paper and other	447	500

Total debt maturing within one year	$3,933	$4,369

Long-term Debt Table

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2013	2012
Verizon Communications—notes payable and other	0.50 – 3.85	2014 – 2042	$20,416	$11,198
	4.50 – 5.50	2015 – 2041	20,226	7,062
	5.55 – 6.90	2016 – 2043	31,965	11,031
	7.35 – 8.95	2018 – 2039	5,023	5,017
	Floating	2014 – 2018	5,500	1,000

Verizon Wireless—notes payable and other	8.50 – 8.88	2015 – 2018	3,931	8,635
Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2016 – 2032	1,300	1,500
Telephone subsidiaries—debentures	5.13 – 6.86	2027 – 2033	1,075	2,045
	7.38 – 7.88	2022 – 2032	1,099	1,349
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,700	1,700

Capital lease obligations (average rate of 8.1% and 6.3% in 2013 and 2012, respectively)			293	298
Unamortized discount, net of premium			(264)	(228)

Total long-term debt, including current maturities			93,144	51,487
Less long-term debt maturing within one year			3,486	3,869

Total long-term debt			$89,658	$47,618

Maturities of Long-term Debt	Maturities of long-term debt outstanding at December 31, 2013 are as follows:

Years	(dollars in millions)
2014	$3,486
2015	2,740
2016	10,818
2017	1,331
2018	14,970
Thereafter	59,799